INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 114,616	$ 114,616
Accumulated amortization	(41,410)	(28,483)
Total	$ 73,206	$ 86,133